Equity Investments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of TSYS Equity Investments	A summary of TSYS’ equity investments as of December 31, 2015 and 2014 is as follows:

(in thousands)	2015	2014
CUP Data	$98,518	92,738
TSYS de México	7,600	7,730

Total	$106,118	100,468